Business Combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Acquisition-related costs	$ 88
Net loss of acquired business	424
Pro forma combined net loss	12,694	$ 4,079
Kadimastem [Member]
Business Combination [Line Items]
Equity interest	7,102
Clinical-Stage Drug Development [Member]
Business Combination [Line Items]
Acquired IPR&D assets	6,437
Narcolepsy [Member]
Business Combination [Line Items]
Clinical-stage drug development	3,212
Diabetes [Member]
Business Combination [Line Items]
Clinical-stage drug development	1,568
Neurological and inflammatory [Member]
Business Combination [Line Items]
Clinical-stage drug development	$ 1,657